Note 16 - Shareholders' Equity - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Non-vested options outstanding (in shares)	652,500
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.62
Non-vested options granted (in shares)	260,000			0
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 1.67	€ 1.67	[1]		[1]
Non-vested options vested (in shares)	(230,000)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 1.53
Non-vested options forfeited (in shares)	(88,750)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 1.67
Non-vested options outstanding (in shares)	593,750	652,500
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.67	€ 1.62

[1]	The Company did not make any grants during the year ended December 31, 2015.